FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Amount
Total	$ 10,000	$ 15,000
Federal Home Loan Bank Advances [Member]
Amount
2022	30,000
2023	5,000
2024
2025
2026
2027 and thereafter
Total	$ 35,000	$ 100,000
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Weighted-Average Interest Rate
2022	0.72%
2023	3.09%
2024
2025
2026
2027 and thereafter
Interest rate	1.06%